Lease liability and Right-of-use assets (Details 7) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets [abstract]
Property, plant and equipment	$ 12,069		$ 15,696
Right-of-use assets	1,677	$ 1,554
Other non-current assets	738		895
Total non-current assets	88,866		110,000
Total assets	118,370		145,563
Equity [abstract]
Reserves	54,618		77,739
Equity	55,551		78,692		$ 74,891
Non-current liabilities [abstract]
Financial debts	20,353		22,470
Non-current lease liabilities	1,703
Provisions and other non-current liabilities	6,632		7,319
Total non-current liabilities	34,555		37,264
Current liabilities [abstract]
Financial debts and derivative financial instruments	7,031		9,678
Current lease liabilities	246
Total current liabilities	28,264		29,607
Total liabilities	62,819		66,871
Total equity and liabilities	$ 118,370		145,563
Previously stated [member]
Non-current assets [abstract]
Right-of-use assets		75
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Equity [abstract]
Equity			$ 3	$ 60
Increase (decrease) due to changes in accounting policy, IFRS 16 [member]
Non-current assets [abstract]
Property, plant and equipment		(101)
Right-of-use assets		1,554
Other non-current assets		74
Total non-current assets		1,527
Total assets		1,527
Equity [abstract]
Reserves		3
Equity		3
Non-current liabilities [abstract]
Financial debts		(2)
Non-current lease liabilities		1,471
Provisions and other non-current liabilities		(212)
Total non-current liabilities		1,257
Current liabilities [abstract]
Financial debts and derivative financial instruments		(1)
Current lease liabilities		268
Total current liabilities		267
Total liabilities		1,524
Total equity and liabilities		$ 1,527